PAGE 1


















                      AMERICAN EXPRESS CERTIFICATE COMPANY
                       (FORMERLY IDS CERTIFICATE COMPANY)

                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER


                                  June 30, 2000





























                                                            Report Number C-100
                                                                   IDSC Reports
                                                             September 21, 2000

PAGE 2
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2000




TABLE OF CONTENTS


                                                                 Page

Balance Sheet                                                     2-3

Statement of Operations                                           4-5

Statement of Comprehensive Income                                   6

Statement of Stockholder's Equity                                   7

Statement of Cash Flows                                             8

Notes to Financial Statements                                    9-19

Investment Securities Owned                                     20-32


AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
BALANCE SHEET                                                                Unaudited
June 30, 2000
($ thousands)
--------------------------------------------------------------------------------------


ASSETS

Qualified Assets (note 2)
Investments in unaffiliated issuers (notes 3 and 4):
  Cash and cash equivalents                                                   $165,262
  Held-to-maturity securities                                                  416,289
  Available-for-sale securities                                              2,756,730
  First mortgage loans on real estate                                          365,729
  Certificate loans - secured by certificate reserves                           26,986
Investments in and advances to affiliates                                          422
                                                                    -------------------

Total investments                                                            3,731,418
                                                                    -------------------

Receivables:
  Dividends and interest                                                        41,779
  Investment securities sold                                                     1,138
                                                                    -------------------

Total receivables                                                               42,917
                                                                    -------------------

Other (note 9)                                                                  90,530
                                                                    -------------------

Total qualified assets                                                       3,864,865
                                                                    -------------------

Other Assets

Deferred federal income taxes                                                   48,884
Deferred distribution fees and other                                            10,614
                                                                    -------------------

Total other assets                                                              59,498
                                                                    -------------------

Total assets                                                                $3,924,363
                                                                    ===================


PAGE 4
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
BALANCE SHEET (CONTINUED)                                                    Unaudited
June 30, 2000
($ thousands)
---------------------------------------------------------------------------------------


LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities

Certificate Reserves (note 5):
Installment certificates:
  Reserves to mature                                                          $236,789
  Additional credits and accrued interest                                        8,709
  Advance payments and accrued interest                                            741
  Other                                                                             55
Fully paid certificates:
  Reserves to mature                                                         3,310,722
  Additional credits and accrued interest                                      109,888
Due to unlocated certificate holders                                               302
                                                                    -------------------

Total certificate reserves                                                   3,667,206
                                                                    -------------------

Accounts Payable and Accrued Liabilities:
  Due to Parent (note 7A)                                                          767
  Due to Parent for federal income taxes                                           476
  Due to other affiliates (notes 7B, through 7E)                                   548
  Payable for investment securities purchased                                   82,742
  Other (note 9)                                                                35,395
                                                                    -------------------

Total accounts payable and accrued liabilities                                 119,928
                                                                    -------------------

Total liabilities                                                            3,787,134
                                                                    -------------------

Commitments (note 4)

Stockholder's Equity (notes 5B, 5C, and 6)

Common stock, $10 par - authorized and
  issued 150,000 shares                                                          1,500
Additional paid-in capital                                                     143,844
Retained earnings:
  Appropriated for predeclared additional credits/interest                       2,656
  Appropriated for additional interest on advance payments                          10
  Unappropriated                                                                62,393
Accumulated other comprehensive loss-net of tax (note 1)                       (73,174)
                                                                    -------------------

Total stockholder's equity                                                     137,229
                                                                    -------------------

Total liabilities and stockholder's equity                                  $3,924,363
                                                                    ===================


See notes to financial statements.


PAGE 5
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
STATEMENT OF OPERATIONS                                                      Unaudited
Six Months Ended June 30, 2000
($ thousands)
---------------------------------------------------------------------------------------

Investment Income from Unaffiliated Investments
Interest income:
  Bonds and notes                                                              $96,945
  Mortgage loans on real estate                                                 13,490
  Certificate loans                                                                761
Dividends                                                                       17,212
Other                                                                              714
                                                                    -------------------

Total investment income                                                        129,122
                                                                    -------------------


Investment Expenses
Parent and affiliated company fees (note 7):
  Distribution                                                                  15,858
  Investment advisory and services                                               4,332
  Transfer agency                                                                1,677
  Depository                                                                       124
Options (note 9)                                                                19,988
Reverse repurchase agreements                                                       99
Other                                                                              230
                                                                    -------------------

Total investment expenses                                                       42,308
                                                                    -------------------

Net investment income before provision
  for certificate reserves and income tax expense                              $86,814
                                                                    -------------------


AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
STATEMENT OF OPERATIONS (Continued)                                                        Unaudited
Six Months Ended June 30, 2000
($ thousands)
-----------------------------------------------------------------------------------------------------

Provision for Certificate Reserves (notes 5 and 9) According to the terms of the certificates:
  Provision for certificate reserves                                                          $6,243
  Interest on additional credits                                                                 379
  Interest on advance payments                                                                    17
Additional credits/interest authorized by AECC:
  On fully paid certificates                                                                  62,204
  On installment certificates                                                                  4,118
                                                                                  -------------------

Total provision for certificate reserves before reserve recoveries                            72,961
Reserve recoveries from terminations prior to maturity                                          (534)
                                                                                  -------------------

Net provision for certificate reserves                                                        72,427
                                                                                  -------------------

Net investment income before income tax (expense)                                             14,387
Income tax (expense) (note 8)                                                                   (743)
                                                                                  -------------------

Net investment income                                                                         13,644
                                                                                  -------------------

Net realized loss on investments
  Securities of unaffiliated issuers before income tax benefit                                (8,744)
  Income tax benefit (note 8)                                                                  3,060
                                                                                  -------------------

Net realized loss on investments                                                              (5,684)
                                                                                  -------------------

Net income                                                                                    $7,960
                                                                                  ===================


See notes to financial statements.


PAGE 7
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
STATEMENT OF COMPREHENSIVE INCOME                                                          Unaudited
Six Months Ended June 30, 2000
($ thousands)
-----------------------------------------------------------------------------------------------------


Net Income                                                                                    $7,960
                                                                                  -------------------

Other Comprehensive Loss (note 1)
  Unrealized losses on available-for-sale securities
    Unrealized holding losses arising during period                                          (13,534)
    Income tax benefit                                                                         4,737
                                                                                  -------------------

    Net unrealized holding losses arising during period                                       (8,797)

    Reclassification adjustment for losses included in net income                              2,099
    Income tax (benefit)                                                                        (735)
                                                                                  -------------------

    Net reclassification adjustment for gains included in net income                           1,364
                                                                                  -------------------

Net other comprehensive loss                                                                  (7,433)
                                                                                  -------------------

Total comprehensive income                                                                      $527
                                                                                  ===================


See notes to financial statements.


PAGE 8
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
STATEMENT OF STOCKHOLDER'S EQUITY                                                          Unaudited
Six Months Ended June 30, 2000
($ thousands)
-----------------------------------------------------------------------------------------------------


Common Stock
  Balance at beginning and end of period                                                      $1,500
                                                                                  ===================

Additional Paid-in capital
  Balance at beginning and end of period                                                    $143,844
                                                                                  ===================

Retained Earnings
  Appropriated for predeclared additional
  credits/interest (note 5B)
    Balance at beginning of period                                                            $2,879
    Transferred to unappropriated retained earnings                                             (223)
                                                                                  -------------------

    Balance at end of period                                                                  $2,656
                                                                                  ===================

  Appropriated for additional interest on advance payments (note 5C)
    Balance at beginning and end of period                                                       $10
                                                                                  ===================

  Unappropriated (note 6)
    Balance at beginning of period                                                           $59,210
    Net income                                                                                 7,960
    Transferred from appropriated retained earnings                                              223
    Cash dividends declared                                                                   (5,000)
                                                                                  -------------------

    Balance at end of period                                                                 $62,393
                                                                                  ===================

Accumulated Other Comprehensive Income (Loss)-net of tax (note 1)
  Balance at beginning of period                                                            ($65,741)
  Net other comprehensive loss                                                                (7,433)
                                                                                  -------------------

  Balance at end of period                                                                  ($73,174)
                                                                                  ===================

Total Stockholder's Equity                                                                  $137,229
                                                                                  ===================


See notes to financial statements.


PAGE 9
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
STATEMENT OF CASH FLOWS                                                                    Unaudited
Six Months Ended June 30, 2000
($ thousands)
-----------------------------------------------------------------------------------------------------


Cash Flows from Operating Activities
Net income                                                                                    $7,960
Adjustments to reconcile net income to net
cash provided by operating activities:
  Net provision for certificate reserves                                                      72,427
  Interest income added to certificate loans                                                    (487)
  Amortization of premiums/discounts-net                                                      19,008
  Provision for deferred federal income taxes                                                 (2,292)
  Net realized loss on investments before income taxes                                         8,744
  Increase in dividends and interest receivable                                                 (195)
  Decrease in deferred distribution fees                                                       1,638
  Decrease in other liabilities                                                               (4,211)
                                                                                  -------------------

Net cash provided by operating activities                                                    102,592
                                                                                  -------------------

Cash Flows from Investing Activities Maturity and redemption of investments:
  Held-to-maturity securities                                                                 48,745
  Available-for-sale securities                                                              212,013
  Other investments                                                                           39,054
Sale of investments:
  Available-for-sale securities                                                               52,320
Certificate loan payments                                                                      1,735
Purchase of investments:
  Held-to-maturity securities                                                                   (161)
  Available-for-sale securities                                                             (338,521)
  Other investments                                                                          (24,207)
Certificate loan fundings                                                                     (1,427)
                                                                                  -------------------

Net cash used in investing activities                                                        (10,449)
                                                                                  -------------------

Cash Flows from Financing Activities
Payments from certificate owners                                                             971,543
Certificate maturities and cash surrenders                                                  (915,510)
Payments under reverse repurchase agreements                                                 (25,000)
Dividend paid                                                                                 (5,000)
                                                                                  -------------------

Net cash provided by financing activities                                                     26,033
                                                                                  -------------------

Net increase in cash and cash equivalents                                                    118,176
Cash and cash equivalents at beginning of period                                              47,086
                                                                                  -------------------

Cash and cash equivalents at end of period                                                  $165,262
                                                                                  ===================

Supplemental Disclosures Including Non-cash Transactions
Cash paid for income taxes                                                                    $3,546
Certificate maturities and surrenders through loan reductions                                  2,088


See notes to financial statements.


PAGE 10
AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
Notes to Financial Statements
($ in thousands unless indicated otherwise) (Unaudited)
--------------------------------------------------------------------------------

1.  Nature of Business and Summary of Significant Accounting Policies

Nature of business

American Express Certificate Company (AECC) (formerly IDS Certificate Company) is a wholly owned subsidiary of American Express Financial Corporation (Parent), which is a wholly owned subsidiary of American Express Company. AECC is registered as an investment company under the Investment Company Act of 1940 ("the 1940 Act") and is in the business of issuing face-amount investment certificates. The certificates issued by AECC are not insured by any government agency. AECC's certificates are sold primarily by American Express Financial Advisors, Inc.'s (an affiliate) field force operating in 50 states, the District of Columbia and Puerto Rico. AECC's Parent acts as investment advisor for AECC.

The name of the company changed on April 26, 2000, from IDS Certificate Company to American Express Certificate Company.

AECC currently offers nine types of certificates with specified maturities ranging from ten to 20 years. Within their specified maturity, most certificates have interest rate terms of one to 36 months. In addition, two types of certificates have interest tied, in whole or in part, to any upward movement in a broad-based stock market index. Except for two types of certificates, all of the certificates are available as qualified investments for Individual Retirement Accounts or 401(k) plans and other qualified retirement plans.

AECC's gross income is derived primarily from interest and dividends generated by its investments. AECC's net income is determined by deducting from such gross income its provision for certificate reserves, and other expenses, including taxes, the fee paid to Parent for investment advisory and other services, and the distribution fees paid to American Express Financial Advisors Inc.

Described below are certain accounting policies that are important to an understanding of the accompanying financial statements.

Basis of financial statement presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States. AECC uses the equity method of accounting for its wholly owned unconsolidated subsidiary, which is the method prescribed by the Securities and Exchange Commission (SEC) for non-investment company subsidiaries of issuers of face-amount certificates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of income and expenses during the six months then ended. Actual results could differ from those estimates.

Preferred stock dividend income

AECC recognizes dividend income from cumulative redeemable preferred stocks with fixed maturity amounts on an accrual basis similar to that used for recognizing interest income on debt securities. Dividend income from perpetual preferred stock is recognized on an ex-dividend basis.

PAGE 11
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Investment Securities

Cash equivalents are carried at amortized cost, which approximates fair value. AECC has defined cash and cash equivalents as cash in banks and highly liquid investments with a maturity of three months or less at acquisition and are not interest rate sensitive.

Debt securities that AECC has both the positive intent and ability to hold to maturity are carried at amortized cost. Debt securities AECC does not have the positive intent to hold to maturity, as well as all marketable equity securities, are classified as available for sale and carried at fair value. Unrealized holding gains and losses on securities classified as available for sale are carried, net of deferred income taxes, as accumulated other comprehensive income (loss) in stockholder's equity.

The basis for determining cost in computing realized gains and losses on securities is specific identification. When there is a decline in value that is other than temporary, the securities are carried at estimated realizable value with the amount of adjustment included in income.

First mortgage loans on real estate

Mortgage loans are carried at amortized cost, less reserve for losses, which is the basis for determining any realized gains or losses.

Impairment is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses.

The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

AECC generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Certificates

Investment certificates may be purchased either with a lump-sum payment or by installment payments. Certificate owners are entitled to receive at maturity a definite sum of money. Payments from certificate owners are credited to investment certificate reserves. Investment certificate reserves accumulate interest at specified percentage rates as declared by AECC. Reserves also are maintained for advance payments made by certificate owners, accrued interest thereon, and for additional credits in excess of minimum guaranteed rates and accrued interest thereon. On certificates allowing for the deduction of a surrender charge, the cash surrender values may be less than accumulated investment certificate reserves prior to maturity dates. Cash surrender

PAGE 12
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

values on certificates allowing for no surrender charge are equal to certificate reserves. The payment distribution, reserve accumulation rates, cash surrender values, reserve values and other matters are governed by the 1940 Act.

Deferred distribution fee expense

On certain series of certificates, distribution fees are deferred and amortized over the estimated lives of the related certificates, which is approximately 10 years. Upon surrender prior to maturity, unamortized deferred distribution fees are recognized in expense and any related surrender charges are recognized as a reduction in provision for certificate reserves.

Federal income taxes

AECC's taxable income or loss is included in the consolidated federal income tax return of American Express Company. AECC provides for income taxes on a separate return basis, except that, under an agreement between Parent and American Express Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Parent and its subsidiaries that Parent will reimburse a subsidiary for any tax benefits recorded.

Accounting developments

In March 1998, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP, which was effective Jan. 1, 1999, requires the capitalization of certain costs incurred to develop or obtain software for internal use. Software utilized by AECC is owned by Parent and is capitalized on Parent's financial statements. As a result, the new rule did not have a material impact on AECC's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective Jan. 1, 2001. SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial impact of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2.  Deposit of Assets and Maintenance of Qualified Assets

A) Under the provisions of its certificates and the 1940 Act, AECC was required to have qualified assets (as that term is defined in Section 28(b) of the 1940
Act) in the amount of $3,630,258 at June 30, 2000. AECC had qualified assets of $3,894,699 at June 30, 2000, excluding net unrealized depreciation on available-for-sale securities of $112,576 and payable for securities purchased of $82,742.

PAGE 13
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Qualified assets are valued in accordance with such provisions of Minnesota Statutes as are applicable to investments of life insurance companies. Qualified assets for which no provision for valuation is made in such statutes are valued in accordance with rules, regulations or orders prescribed by the SEC. These values are the same as financial statement carrying values, except for debt securities classified as available for sale and all marketable equity securities, which are carried at fair value in the financial statements but are valued at amortized cost for qualified asset and deposit maintenance purposes.

B) Pursuant to provisions of the certificates, the 1940 Act, the central depository agreement and to requirements of various states, qualified assets of AECC at June 30, 2000 were deposited as follows:


                                                                                          Required
                                                                       Deposits           deposits            Excess
                                                             --------------------------------------------------------
Deposits to meet certificate liability requirements:
  States                                                                   $364               $326               $38
  Central Depository                                                  3,692,728          3,467,522           225,206
                                                             --------------------------------------------------------

Total                                                                $3,693,092         $3,467,848          $225,244
                                                             ========================================================

The assets on deposit consisted of securities having a deposit value of $3,250,639, mortgage loans of $385,480 and other assets of $56,973.

American Express Trust Company is the central depository for AECC. See note 7C.

3.  Investments in Securities

A) Fair values of investments in securities represent market prices and estimated fair values when quoted prices are not available. Estimated fair values are determined by using established procedures involving review of market indexes, price levels of current offerings and comparable issues, price estimates and market data from independent brokers and financial files. The procedures are reviewed annually. AECC's vice president - investments reports to the board of directors on an annual basis regarding such pricing sources and procedures to to provide assurance that fair value is being achieved.

The following is a summary of securities held to maturity and securities available for sale at June 30, 2000:

                                                                                           Gross             Gross
                                                 Amortized               Fair         unrealized        unrealized
                                                      Cost              Value              gains            losses
                                        ---------------------------------------------------------------------------
HELD TO MATURITY
U.S. Government and
  agencies obligations                                $361               $362                 $1                $-
Mortgage-backed
  securities                                        14,565             14,332                 42               275
Corporate debt
  securities                                        54,763             54,651                557               669
Stated maturity
  preferred stock                                  346,600            345,469              2,388             3,519
                                        ---------------------------------------------------------------------------

Total                                             $416,289           $414,814             $2,988            $4,463
                                        ===========================================================================

PAGE 14

Notes to Financial Statements (continued)
------------------------------------------------------------------------------------------------------------------

                                                                                           Gross             Gross
                                                 Amortized               Fair         unrealized        unrealized
                                                      Cost              Value              gains            losses
                                        ---------------------------------------------------------------------------
AVAILABLE FOR SALE
Mortgage-backed
  securities                                      $831,954           $821,360             $2,421           $13,015
State and municipal
  obligations                                       21,067             21,047                 12                32
Corporate debt
  securities                                     1,846,404          1,749,885              1,805            98,324
Stated maturity
  preferred stock                                   60,872             59,824                 98             1,146
Perpetual preferred
  stock                                            109,009            104,614                136             4,531
                                        ---------------------------------------------------------------------------

Total                                           $2,869,306         $2,756,730             $4,472          $117,048
                                        ===========================================================================

At June 30, 2000, there were no securities classified as trading securities.

During the six months ended June 30, 2000, debt securities classified as available for sale were sold with proceeds of $52,504 and gross realized gains of $815 and gross realized losses of $3,025 on such sales.

During the six months ended June 30, 2000, there were no sales of or transfers from securities classified as held to maturity.

B) At June 30, 2000, investments in securities with fixed maturities comprised 83% of AECC's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), or by Parent's internal analysts, using criteria similar to Moody's and S&P, when a public rating does not exist. A summary of investments in securities with fixed maturities by rating of investment is as follows:

Rating

Aaa/AAA                                               37 %
Aa/AA                                                  1
Aa/A                                                   2
A/A                                                   15
A/BBB                                                  4
Baa/BBB                                               31
Below investment grade                                10
                                      -------------------

Total                                                100 %
                                      ===================

Of the securities rated Aaa/AAA, 71% are U.S. Government Agency mortgage-backed securities that are not rated by a public rating agency. Approximately 12% of securities with fixed maturities, other than U.S. Government Agency mortgage-backed securities, are rated by Parent's internal analysts. No one issuer, other than U.S. Government mortgage-backed securities, is greater than 1% of IDSC's total investment in securities with fixed maturities.

C) AECC reserves freedom of action with respect to its acquisition of restricted securities that offer advantageous and desirable investment opportunities. In a private negotiation, AECC may purchase for its portfolio all or part of an issue of restricted securities. Since AECC would intend to purchase such securities for investment and not for distribution, it would not be "acting as a distributor" if such securities are resold by AECC at a later date.

PAGE 15
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The fair values of restricted securities are determined by the board of directors using the procedures and factors described in note 3A.

In the event AECC were to be deemed to be a distributor of the restricted securities, it is possible that AECC would be required to bear the costs of registering those securities under the Securities Act of 1933, although in most cases such costs would be incurred by the issuer of the restricted securities.

4.  Investments in First Mortgage Loans on Real Estate

At June 30, 2000, AECC's recorded investment in impaired mortgage loans was $196 and the reserve for loss on that amount was $161. During the first six months of 2000, the average recorded investment in impaired mortgage loans was $214

AECC recognized $10 of interest income related to impaired mortgage loans for the six months ended June 30, 2000.

During the six months ended June 30, 2000, the reserve for loss on mortgage loans was increased by $394.

At June 30, 2000, there were no commitments for fundings of first mortgage loans outstanding. If there were any commitments, AECC employs policies and procedures to ensure the creditworthiness of the borrowers and that funds will be available on the funding date. AECC's loan fundings are restricted to 80% or less of the market value of the real estate at the time of the loan funding.

At June 30, 2000, approximately 10% of AECC's invested assets were first mortgage loans on real estate. A summary of first mortgage loans by region and type of real estate is as follows:

Region

South Atlantic                                     20 %
West North Central                                 18
Mountain                                           17
East North Central                                 16
West South Central                                 12
Pacific                                             7
New England                                         5
Middle Atlantic                                     5
                                   -------------------

Total                                             100 %
                                   ===================

Property Type

Office buildings                                   28 %
Retail/shopping centers                            26
Apartments                                         18
Industrial buildings                               15
Other                                              13
                                   -------------------

Total                                             100 %
                                   ===================

PAGE 16
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5.  Certificate Reserves

Reserves maintained on outstanding certificates have been computed in accordance with the provisions of the certificates and Section 28 of the 1940 Act. The average rates of accumulation on certificate reserves at June 30, 2000 were:

                                                                                                 Average            Average
                                                                              Reserve              gross         additional
                                                                              balance       accumulation             credit
                                                                          at June 30,               rate               rate
                                                                   ---------------------------------------------------------
Installment certificates:
Reserves to mature:
  With guaranteed rates                                                       $17,227            3.50%                .50%
  Without guaranteed rates (A)                                                219,562               -                4.97
Additional credits and accrued interest                                         8,709            3.16                   -
Advance payments and accrued interest (C)                                         741            3.21                1.29
Other                                                                              55               -                   -
Fully paid certificates:
Reserves to mature:
  With guaranteed rates                                                       120,719            3.20                1.21
  Without guaranteed rates (A) and (D)                                      3,190,003               -                5.89
Additional credits and accrued interest                                       109,888            3.14                   -
Due to unlocated certificate holders                                              302               -                   -
                                                                   -------------------

Total                                                                      $3,667,206
                                                                   ===================

A) There is no minimum rate of accrual on these reserves. Interest is declared periodically, quarterly or annually, in accordance with the terms of the separate series of certificates.

B) On certain series of single payment certificates, additional interest is predeclared for periods greater than one year. At June 30, 2000, $2,656 of retained earnings had been appropriated for the predeclared additional interest, which represents the difference between certificate reserves on these series, calculated on a statutory basis, and the reserves maintained per books.

C) Certain series of installment certificates guarantee accrual of interest on advance payments at an average of 3.21%. AECC has increased the rate of accrual to 4.50% through April 30, 2001. An appropriation of retained earnings amounting to $10 has been made, which represents the estimated additional accrual that will result from the increase granted by AECC.

D) The American Express Stock Market and Market Strategy Certificates enable the certificate owner to participate in any relative rise in a major stock market index without risking loss of principal. Generally the certificates have a term of 12 months and may continue for up to 14 and 19 successive terms, respectively. The reserve balance on these certificates at June 30, 2000 was $1,002,422.

6.  Dividend restriction

Certain series of installment certificates outstanding provide that cash dividends may be paid by AECC only in calendar years for which additional credits of at least one-half of 1% on such series of certificates have been authorized by AECC. This restriction has been removed for 2000 and 2001 by AECC's declaration of additional credits in excess of this requirement.

PAGE 17
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Fees Paid to Parent, Affiliated Companies and Directors ($ not in thousands)

A) The basis of computing fees paid or payable to Parent for investment advisory, joint facilities, technology support and treasury services is:

The investment advisory and services agreement with Parent provides for a graduated scale of fees equal on an annual basis to 0.750% on the first $250 million of total book value of assets of IDSC, 0.650% on the next $250 million, 0.550% on the next $250 million, 0.500% on the next $250 million and 0.107% on the amount in excess of $1 billion. The fee is payable monthly in an amount equal to one-twelfth of each of the percentages set forth above. Excluded from assets for purposes of this computation are first-mortgage loans, real estate and any other asset on which AECC pays an outside service fee.

B) The basis of computing fees paid or payable to American Express Financial Advisors Inc. (an affiliate) for distribution services is:

Fees payable to American Express Financial Advisors Inc. on sales of AECC's certificates are based upon terms of agreements giving American Express Financial Advisors Inc. the exclusive right to distribute the certificates covered under the agreements. The agreements provide for payment of fees over a period of time.

From time to time, AECC may sponsor or participate in sales promotions involving one or more of the certificates and their respective terms. These promotions may offer a special interest rate to attract new clients or retain existing clients. To cover the cost of these promotions, distribution fees paid to American Express Financial Advisors Inc. may be lowered.

The aggregate fees payable under the agreements per $1,000 face amount of installment certificates and a summary of the periods over which the fees are payable are:

                                                                                                              Number of
                                                                                                      certificate years
                                                              Aggregate fees payable                         over which
                                             ---------------------------------------------------------       subsequent
                                                                                           Subsequent   years' fees are
                                                          Total         First year              years           payable
                                             ---------------------------------------------------------------------------
On sales effective April 30, 1997                        $25.00              $2.50             $22.50                 9
On sales prior to April 30, 1997(a)                       30.00               6.00              24.00                 4

(a) At the end of the sixth through the 10th year, an additional fee of 0.5% is payable on the daily average balance of the certificate reserve maintained during the sixth through the 10th year, respectively.

Fees on the American Express Cash Reserve Certificate (formerly IDS Cash Reserve Certificate) are paid at a rate of 0.20% of the purchase price at the time of issuance and 0.20% of the reserves maintained for the certificates at the beginning of the second and subsequent quarters from issue date.

Effective April 26, 2000, fees on the American Express Flexible Savings Certificate (formerly IDS Flexible Savings Certificate) are paid at a rate of 0.08% of the purchase price at the time of issuance and 0.08% of the reserves maintained for the certificates at the beginning of the second and subsequent quarters from issue date. For certificates sold prior to April 26, 2000, fees were paid at a rate of 0.20% of the purchase price at the time of issuance and 0.20% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date.

PAGE 18
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Fees on the American Express Investors Certificate are paid at an annualized rate of 1% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid each quarter from date of issuance on certificates with a six-,12-, 24-, or 36-month term.

Fees on the American Express Preferred Investors Certificate (formerly IDS Preferred Investors Certificate) are paid at the rate of 0.165% of the initial payment on issue date of the certificate and 0.165% of the certificate's reserve at the beginning of the second and subsequent quarters from issue date.

Effective April 28, 1999, fees on the American Express Stock Market Certificate and the American Express Market Strategy Certificate (formerly IDS Stock Market Certificate and IDS Market Strategy Certificate) sold through American Express Financial Advisors Inc., are paid at a rate of 0.90%. For certificates sold from April 30, 1997 to April 27, 1999, fees were paid at a 0.70%. Fees are paid on the purchase price on the first day of the certificates' term and on the reserves maintained for these certificates at the beginning of each subsequent term.

Effective April 26, 2000, fees on the American Express Stock Market Certificate sold through American Express Bank International (an affiliate), are paid at a rate of 0.90%. For certificates sold from April 28, 1999 to April 25, 2000, fees were paid at a rate of 1.0%. For certificates sold prior to April 28, 1999, fees were paid at a rate of 0.70%. Fees are paid on the purchase price on the first day of the certificate's term and on the reserves maintained for the certificates at the beginning of each subsequent term.

Effective April 26, 2000, fees on the American Express Stock Market Certificate sold through Securities America, Inc. (an affiliate), are paid at a rate of 0.80%. In addition, a fee of 0.08% is paid for marketing support and other compensation. The fees are paid on the purchase price on the first day of the certificates' term and on the reserves maintained for the certificates at the beginning of each subsequent term. For certificates sold prior to April 26, 2000, the fee for marketing support and other compensation was 0.10%.

C) The basis of computing depository fees paid or payable to American Express Trust Company (an affiliate) is:

--------------------------------------------------------------------------------
Maintenance charge per account                  5 cents per $1,000 of assets
                                                on deposit

Transaction charge                              $20 per transaction

Security loan activity:
  Depositary Trust Company receive/deliver      $20 per transaction
  Physical receive/deliver                      $25 per transaction
  Exchange collateral                           $15 per transaction
--------------------------------------------------------------------------------

A transaction consists of the receipt or withdrawal of securities and commercial paper and/or a change in the security position. The charges are payable quarterly except for maintenance, which is an annual fee.

PAGE 19
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

D) The basis for computing fees paid or payable to American Express Bank Ltd. (an affiliate) for the distribution of the American Express Special Deposits Certificate on an annualized basis is:

1.25% of the reserves maintained for the certificates on an amount from $100,000 to $249,999, 0.80% on an amount from $250,000 to $499,999, 0.65% on an amount from $500,000 to $999,999 and 0.50% on an amount $1,000,000 or more. Fees are paid at the end of each term on certificates with a one-, two- or three-month term. Fees are paid paid at the end of each quarter from date of issuance on certificates with a six-, 12-, 24- or 36-month term.

E) The basis of computing transfer agent fees paid or payable to American Express Client Service Corporation (AECSC) (an affiliate) is:

Under a Transfer Agency Agreement effective Jan. 1, 1998, AECSC maintains certificate owner accounts and records. AECC pays AECSC a monthly fee of one-twelfth of $10.353 per certificate owner account.

F) During the six months ended June 30, 2000, AECC paid $15,000 for regular compensation to directors not employed by Parent. During the same period, no other fees were paid to directors, members of an advisory board, officers, or persons of whom any officer or director of AECC are affiliated persons other than as described above.

8.  Income Taxes

The federal income tax rate applicable to income of AECC for the six months ended June 30, 2000 was based on the effective tax rate expected to be applicable for the full fiscal year ending Dec. 31, 2000.

A reconciliation of the statutory federal income tax rate and the expected federal income tax rate at Dec. 31, 2000 is:

                                                                Rate
---------------------------------------------------------------------

Statutory federal income tax rate                              35.0%

Tax-exempt interest                                             (1.4)
Dividend exclusion                                             (74.7)
---------------------------------------------------------------------

Expected federal income tax rate                               (41.1)
---------------------------------------------------------------------

9.  Derivative Financial Instruments

AECC enters into transactions involving derivative financial instruments as an end user (nontrading). AECC uses these instruments to manage its exposure to interest rate risk and equity price risk, including hedging specific transactions. AECC manages risk associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instrument will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or a major market index. AECC is not impacted by market risk related to derivatives held because derivatives are largely used to manage risk and, therefore, the cash flows and income effects of the derivatives are inverse to the effects of the underlying hedged transactions.

PAGE 20
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. AECC monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral where appropriate. At June 30, 2000, AECC's counterparties to the purchased call options are five major broker/dealers rated A or better by nationally recognized rating agencies.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts do not represent market or credit risk and are not recorded on the balance sheet.

Credit risk related to derivative financial instruments is measured by the replacement cost of those contracts at the balance sheet date. The replacement cost represents the fair value of the instrument, and is determined by market values, dealer quotes or pricing models.

AECC's holdings of derivative financial instruments were as follows at June 30, 2000:


                                              Notional                                                   Total
                                           or contract           Carrying               Fair            credit
                                                amount              value              value              risk
---------------------------------------------------------------------------------------------------------------
Assets:
  Purchased call options                          $485           $123,335           $102,285          $102,285
---------------------------------------------------------------------------------------------------------------

Liabilities:
  Written call options                            $485            $61,422            $62,605                $-
---------------------------------------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The purchased and written call options held at June 30, 2000, expire in 2000 and 2001.

The purchased and written call options are used to manage AECC's exposure to changing interest rates. These instruments are used primarily to protect the margin between the interest earned on investments and the interest rate credited to related investment certificate owners.

IDSC offers a series of certificates which pays interest based upon the relative change in a major stock market index between the beginning and end of the certificates' term. The certificate owners have the option of participating in the full amount of increase in the index during the term (subject to a specified maximum) or a lesser percentage of the increase plus a guaranteed minimum rate of interest. As a means of hedging its obligations under the provisions of these certificates, IDSC purchases and writes call options on the major market index. The options are cash settlement options, that is, there is no underlying securities to deliver at the time the contract is closed out.

Each purchased (written) call option contract confers upon the holder the right (obligation) to receive (pay) an amount equal to one hundred dollars times the difference between the level of the major stock market index on the date the call option is exercised and the strike price of the option.

The option contracts are less than one year in term. The premiums paid or received on these index options are reported in other qualified assets or liabilities, as appropriate, and are amortized into investment expenses over the life of the option. The intrinsic value of these index options is also reported in other qualified assets or other liabilities, as appropriate. Changes in the intrinsic value of these options are recognized currently in provision for certificate reserves.

PAGE 21

AMERICAN EXPRESS CERTIFICATE COMPANY
(formerly IDS Certificate Company)
Investments in Securities of Unaffiliated Issuers                                                                  Schedule I
($ in thousands)

                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

     BONDS AND NOTES

     United States Government-
      Direct Obligations
          US TREASURY NOTE                  5.875%   2004                      165                  161             163
          US TREASURY BOND                  5.625%   2000                      200                  200             199
                                                                    ---------------      ---------------  --------------

     Total U.S. Government - Direct Obligations                                365                  361             362
                                                                    ---------------      ---------------  --------------

     Other Bonds and Notes

     United States Government Agencies
          GNMA ARM #8157                    7.375%   2023                    3,304                3,355           3,313        (f)
          GNMA ARM #8206                    7.375%   2017                      825                  825             827        (f)
          GNMA ARM #8240                    6.750%   2017                      522                  515             524        (f)
          GNMA ARM #8251                    6.750%   2017                       46                   46              46        (f)
          GNMA ARM #8274                    7.125%   2017                    1,587                1,586           1,590        (f)
          GNMA ARM #8283                    7.125%   2017                      209                  208             209        (f)
          GNMA ARM #8293                    7.125%   2017                      378                  378             378        (f)
          GNMA ARM #8353                    6.375%   2018                      672                  668             674        (f)
          GNMA ARM #8341                    6.375%   2018                      106                  105             106        (f)
          GNMA ARM #8365                    6.375%   2018                    1,174                1,173           1,177        (f)
          GNMA ARM #8377                    6.750%   2018                      493                  492             495        (f)
          GNMA ARM #8428                    7.125%   2018                      211                  211             211        (f)
          GNMA ARM #8440                    7.125%   2018                      629                  629             630        (f)
          GNMA ARM #8638                    6.375%   2025                    4,620                4,659           4,612        (f)
          FNMA 7YR 6.0 TBA JUL              6.000%   2007                   25,000               23,820          23,797        (f)
          FNMA 3/1 HYBRID ARM               7.000%   2030                   15,000               14,791          15,000        (f)
          FNMA 96-10 C CMO SEQ              6.500%   2023                    4,970                4,800           4,796        (f)
          FNMA 95-T2 A3                     6.610%   2018                    1,299                1,299           1,292        (f)
          FNMA 97-2C CMO                    7.000%   2020                   19,219               19,226          19,125        (f)
          FN 97 11 K SEQ CM0                7.125%   2023                      999                1,001             996        (f)
          FNMA 97-17 CMO                    7.000%   2022                   19,008               18,907          18,878        (f)
          FNMA 97-54 CLASS B                6.500%   2022                   14,458               14,234          13,978        (f)
          FNMA 97-74 G SEQ CMO              6.500%   2024                    5,600                5,579           5,432        (f)
          FNMA 98-8 A SEQ CMO               6.500%   2024                    5,980                5,982           5,814        (f)
          FN 98 50 CLASS PA                 6.000%   2012                   15,000               15,018          14,823        (f)
          FNMA 1999-51 LJ CMO               6.500%   2021                   10,343               10,176          10,022        (f)
          FNMA 15 YR #22271                11.000%   2000                        5                    5               5        (f)
          FNMA 15 YR #22569                11.000%   2000                        1                    1               1        (f)
          FNMA 15 YR #22674                11.000%   2000                        2                    2               2        (f)
          FNMA 15 YR #2469                 11.000%   2000                        1                    1               1        (f)
          FNMA 15 YR #13548                11.000%   2000                        3                    3               3        (f)
          FNMA 15 YR #13705                11.000%   2000                        3                    3               3        (f)
          FNMA 15 6.0 #50973                 6.000%   2009                  22,493               22,078          21,610        (f)
          FNMA 30 YR #52185                10.000%   2017                       21                   21              22        (f)
          FNMA 30 YR #51617                10.000%   2017                       49                   50              52        (f)


PAGE 22
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

          FNMA 15 YR #25899                11.000%   2001                        2                    2               2        (f)
          FNMA 30 YR #27880                 9.000%   2016                       26                   26              27        (f)
          FNMA 15 YR #34543                 9.250%   2001                        3                    3               3        (f)
          FNMA 30 YR #36225                 9.000%   2016                       92                   93              94        (f)
          FNMA 30 YR #040877                9.000%   2017                       38                   39              39        (f)
          FNMA 15 YR #64520                11.000%   2001                        6                    6               6        (f)
          FNMA 15 YR #64523                11.000%   2000                        2                    2               2        (f)
          FNMA 15 YR #66458                10.000%   2004                    1,260                1,267           1,276
          FNMA ARM #70117                   7.341%   2017                      300                  300             305        (f)
          FNMA ARM #70007                   7.211%   2017                    1,080                1,080           1,100        (f)
          FNMA 15 YR #70299                10.750%   2001                       10                   10              10        (f)
          FNMA 15 YR 70694 MEG              9.500%   2005                      678                  682             702
          FNMA #73227 MULT-FAM              6.700%   2005                    2,000                2,015           1,968        (f)
          FNMA ARM#105989 3X3               7.512%   2020                      959                  959             974        (f)
          FNMA ARM#88879 3X3                7.756%   2019                    1,315                1,315           1,337        (f)
          FNMA ARM#89125 SEMI               7.376%   2019                    3,524                3,596           3,566        (f)
          FNMA ARM #97822                   8.087%   2020                       40                   40              41        (f)
          FNMA 15YR #124848                 8.000%   2008                    4,930                4,916           4,942        (f)
          FNMA 15YR 190534                  6.000%   2018                   11,570               11,390          11,116
          FNMA ARM#190726 SEMI              8.053%   2033                    5,945                6,065           6,106        (f)
          FNMA ARM #249907                  8.243%   2024                    4,484                4,550           4,640        (f)
          FNMA 7.0 15YR 250670              7.000%   2011                    3,322                3,345           3,262        (f)
          FNMA 15YR #250671                 7.500%   2011                    9,756                9,781           9,722        (f)
          FNMA 15 YR #A250857               7.000%   2012                   10,216               10,193          10,025        (f)
          FNMA 15YR #252259                 5.500%   2014                   27,633               27,145          25,615        (f)
          FNMA 15YR 5.5 252344              5.500%   2014                   24,537               23,942          22,712        (f)
          FNMA 15YR #252381                 5.500%   2014                   22,885               22,291          21,201        (f)
          FNMA 10YR #303115                 6.500%   2004                    5,873                5,688           5,754        (f)
          FNMA ARM #303259                  7.618%   2025                    3,236                3,322           3,321        (f)
          FNMA 15YR #303445                 5.500%   2009                   12,620               12,195          11,895        (f)
          FNMA 15YR #303779                 6.000%   2011                   22,735               22,354          21,779        (f)
          FNMA 15YR #313042                 7.000%   2011                    7,653                7,683           7,514        (f)
          FNMA 15YR #313522                 7.000%   2012                   20,176               20,292          19,840        (f)
          FNMA 15 YR #313561                8.000%   2012                    9,468                9,649           9,579        (f)
          FNMA 15YR 6% #323290              6.000%   2013                   24,625               24,451          23,319        (f)
          FNMA 15YR #367005                 7.000%   2012                    6,969                6,931           6,845        (f)
          FNMA 15YR #509806                 6.500%   2014                    9,539                9,447           9,200        (f)
          FNMA 15YR  #518159                7.000%   2014                   12,311               12,050          12,073        (f)
          FNMA ARM 5/1 #535239              6.509%   2039                   24,437               23,764          24,217        (f)
          FNMA 7YR #535236                  6.000%   2006                   15,363               14,659          14,734        (f)
          FNMA 5/1 HYBRID ARM               6.895%   2030                   24,756               24,314          24,252        (f)
          FNMA 15 YR #535395                7.000%   2015                   15,000               14,766          14,798        (f)
          FHLMC 15 #G10350 GLD              6.500%   2010                   12,426               12,402          12,112        (f)
          FHLMC 15YR #G10344 G              7.500%   2010                    5,947                5,920           5,960        (f)
          FHLMC 15YR G10364                 7.000%   2010                    8,696                8,653           8,590        (f)
          FHLM 15 6.5 #G10369               6.500%   2010                   21,727               21,494          21,155        (f)
          FHLMC 15YR GOLD                   6.500%   2010                   10,633               10,587          10,365        (f)
          FH15YR #G10439 GOLD               6.500%   2011                    2,630                2,570           2,554        (f)
          FHLMC 15YR G10627                 6.500%   2011                   17,109               16,871          16,569        (f)
          FHLMC 15YR G10665 GD              7.000%   2012                   41,201               41,110          40,609        (f)
          FHLMC 15YR #G10949                6.500%   2014                   14,013               13,827          13,514        (f)


PAGE 23
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------           -------       --------

          FHLMC ARM #845154                 7.387%   2022                    1,389                1,429           1,420        (f)
          FHLMC ARM #845523                 7.247%   2023                    1,688                1,736           1,727        (f)
          FHLMC ARM #845654                 7.721%   2024                    4,557                4,622           4,690        (f)
          FHLMC ARM #845730                 7.757%   2024                    8,210                8,468           8,425        (f)
          FHLMC ARM #845733                 8.064%   2024                    7,829                7,959           8,041        (f)
          FHLMC ARM #845973                 7.646%   2024                      249                  249             256        (f)
          FHLMC ARM #845999                 7.364%   2027                      106                  106             108        (f)
          FHLMC ARM #846072                 7.456%   2022                    2,529                2,589           2,590        (f)
          FHLMC ARM#846107LIB               8.376%   2025                    2,385                2,439           2,404        (f)
          FHLMC #846752 HYBD                6.974%   2030                   24,766               24,390          24,962        (f)
          FHLMC ARM #350190                 8.375%   2022                    1,744                1,796           1,796        (f)
          FHLMC GOLD E00151                 7.500%   2017                    2,929                3,010           2,935        (f)
          FHLMC 15YR #E00383                7.000%   2010                    8,591                8,578           8,475        (f)
          FHLMC15YR E00388GOLD              7.000%   2010                    5,608                5,533           5,525        (f)
          FH GD 15YR #E00426                6.500%   2011                    5,128                5,083           4,969        (f)
          FHLMC GOLD #E00476                6.500%   2012                   11,174               10,929          10,790        (f)
          FHLMC GOLD E00484                 6.500%   2012                    4,743                4,640           4,593        (f)
          FHLMC T-009 A2 HEL                6.430%   2013                    4,150                4,150           4,116        (f)
          FHLMC 2019 CLASS C                6.500%   2019                   11,653               11,355          11,136        (f)
          FHLMC 2149 CLASS DK               6.000%   2026                   17,940               17,520          17,009        (f)
          FHLMC 2185 CL A CMO               6.000%   2024                   19,197               18,583          18,066        (f)
          FHLMC 2184 CL TA CMO              6.500%   2026                    9,164                9,021           8,924        (f)
          FHLMC 2235 VM CMO                 7.000%   2030                   11,363               11,123          11,207        (f)
          FHLMC 15YR #380025                9.500%   2003                      199                  199             202
          FHLMC 15 YR #200022              10.500%   2000                        5                    5               5        (f)
          FHLMC 15 YR #200035               9.000%   2001                       36                   36              36        (f)
          FHLMC 15 YR #200048               9.000%   2001                      102                  101             102
          FHLMC 15 YR #200064               8.000%   2002                       74                   73              74        (f)
          FHLMC 15 YR #212119               9.500%   2001                       28                   28              29        (f)
          FHLMC 15 YR #218648               9.500%   2002                        8                    8               8        (f)
          FHLMC 15 YR #219679               9.500%   2003                       99                   98              99        (f)
          FHLMC 15 YR #219757              11.000%   2003                      106                  107             107
          FHLMC 15 YR #502175              10.500%   2004                       17                   17              17        (f)
          FHLMC 15YR                       11.000%   2003                      106                  107             106        (f)
          FHLMC ARM #605352                 7.232%   2018                        4                    4               4        (f)
          FHLMC ARM #605041                 7.430%   2019                      216                  216             222        (f)
          FHLMC ARM #605048                 7.236%   2018                      717                  717             730        (f)
          FHLMC ARM #605050                 7.312%   2018                      238                  238             244        (f)
          FHLMC ARM #605079                 7.482%   2018                        2                    2               2        (f)
          FHLMC ARM #605175                 7.745%   2019                        6                    6               7        (f)
          FHLMC ARM #401587                 6.750%   2018                        4                    4               4        (f)
          FHLMC ARM #630048                 7.375%   2018                       11                   11              11        (f)
          FHLMC ARM #630074                 6.625%   2018                      317                  317             317        (f)
          FHLMC ARM 840031                  7.127%   2019                      191                  191             196        (f)
          FHLMC ARM #840035                 7.393%   2019                      329                  329             334        (f)
          FHLMC ARM #840036                 7.217%   2019                      572                  572             589        (f)
          FHLMC ARM #840045                 7.545%   2019                      177                  177             181        (f)
          FHLMC ARM #840072                 7.832%   2019                      937                  937             950        (f)
          FHLMC ARM #405360                 7.588%   2019                      535                  535             551        (f)
          FHLMC ARM #405014                 7.339%   2019                      438                  438             450        (f)
          FHLMC ARM #405092                 7.327%   2019                      585                  585             600        (f)


PAGE 24
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

          FHLMC ARM #405185                 7.469%   2018                      803                  803             823        (f)
          FHLMC ARM #405243                 8.168%   2019                      507                  507             520        (f)
          FHLMC ARM #405249                 6.970%   2018                        1                    1               1        (f)
          FHLMC ARM #405437                 7.171%   2019                      211                  211             217        (f)
          FHLMC ARM #405455                 7.194%   2019                      520                  520             535        (f)
          FHLMC ARM #405517                 7.500%   2019                       58                   58              59        (f)
          FHLMC ARM #405615                 7.217%   2019                      512                  512             523        (f)
          FHLMC ARM #405675                 7.364%   2020                      393                  393             407        (f)
          FHLMC ARM #405692                 6.889%   2020                       77                   77              80        (f)
          FHLMC ARM #405744                 7.002%   2020                        1                    1               1        (f)
          FHLMC ARM #605432                 7.065%   2017                      391                  391             399        (f)
          FHLMC ARM #605433                 7.835%   2017                      891                  891             908        (f)
          FHLMC ARM #605454                 6.590%   2017                    2,307                2,307           2,342        (f)
          FHLMC ARM#605853                  7.158%   2019                      124                  124             127        (f)
          FHLMC ARM #605854                 7.755%   2019                        4                    4               4        (f)
          FHLMC ARM #606024                 7.134%   2019                      854                  854             863        (f)
          FHLMC ARM #606025                 6.884%   2019                    3,066                3,066           3,080        (f)
          FHLMC ARM #606151                 7.523%   2019                        6                    6               6        (f)
          FHLMC ARM #635054                 7.280%   2020                      142                  142             143        (f)
          FHLMC ARM#785363 3X1              7.949%   2025                    1,721                1,743           1,765        (f)
          FHLMC ARM#785619 3X1              7.125%   2026                    1,315                1,322           1,329        (f)
          FHLMC ARM#785615 3X1              6.976%   2026                      109                  109             112        (f)
          FHLMC ARM#785634 3X1              7.396%   2026                    3,671                3,684           3,750        (f)
          FHLMC ARM#785672 3X1              7.592%   2026                       62                   62              63        (f)
          FHLMC ARM#865008 3X3              7.929%   2018                    3,369                3,369           3,392        (f)
          FHLMC LOANS #885005               9.500%   2002                      360                  359             363        (f)
          FHLMC LOANS #885008              10.000%   2003                      624                  626             632        (f)
          FHLMC 15 YR #885009               9.500%   2003                      821                  819             827
          FHLMC ARM #606301                 7.874%   2020                       79                   79              82        (f)
          FHLMC ARM #606903                 7.365%   2022                      212                  214             213        (f)
                                                                    ---------------      ---------------  --------------

     Total United States Government Agencies                               856,348              846,519         835,692
                                                                    ---------------      ---------------  --------------

     Municipal Bonds

     California
          CAL HSG 95-O TAX MUN              7.740%   2016                    7,445                7,445           7,444  (b)   (f)
          CAL HSG FIN 1996-M                7.890%   2016                    5,675                5,675           5,685  (b)   (f)

     Colorado
          CO HLTH-POUDRE TAXAB              6.950%   2003                    7,500                7,496           7,466  (b)   (f)

     New York
          NEW YORK CITY NT GO               7.750%   2000                      335                  335             337  (b)   (f)
          NEW YORK PWR AUTH                 9.500%   2001                       15                   16              15  (b)   (f)

     Pennsylvania
          WY VALLEY PA SWR                  5.125%   2007                      100                  100             100  (b)   (f)
                                                                    ---------------      ---------------  --------------

     Total Municipal Bonds                                                  21,070               21,067          21,047
                                                                    ---------------      ---------------  --------------



PAGE 25
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

     Public Utility
          AES CORP SNR SUB NTS              8.375%   2007                    5,000                4,981           4,550 (b)(d) (f)
          ALABAMA POWER                     7.850%   2003                    7,000                6,983           7,041        (f)
          ALLIED WASTE                      7.375%   2004                    2,800                2,728           2,537        (f)
          AVON ENERGY                       6.730%   2002                    4,750                4,750           4,628     (d)(f)
          BAROID CORP                       8.000%   2003                    5,000                4,993           5,048
          BARRETT RESOURCES                 7.550%   2007                    3,000                3,003           2,819        (f)
          CMS ENERGY                        7.375%   2000                    4,700                4,699           4,684        (f)
          CSW INVESTMENTS 144A              6.950%   2001                   10,000                9,997           9,950     (d)(f)
          SPPC 99-1A ABS                    6.400%   2011                    6,895                6,892           6,570        (f)
          CALPINE CORP                      7.750%   2009                    3,500                3,498           3,303        (f)
          CINERGY CORP                      6.125%   2004                    4,000                3,995           3,720        (f)
          CONOCO INC GLOBAL                 5.900%   2004                    7,500                7,492           7,134        (f)
          CROSS TIMBERS OIL CO              8.750%   2009                    3,000                3,000           2,850        (f)
          CYTEC INDUSTRIES INC              6.500%   2003                   10,500               10,494           9,953        (f)
          DYNEGY CORP                       6.875%   2002                    3,000                2,998           2,944        (f)
          ENRON CORP                        6.625%   2003                    5,000                5,020           4,854        (f)
          ENRON CORP                        6.450%   2001                   10,000               10,000           9,868        (f)
          GLOBAL CROSSING HLDG              9.500%   2009                    1,500                1,461           1,447        (f)
          INTERMEDIA COMM                   9.500%   2009                    3,000                2,987           2,850        (f)
          KN ENERGY INC                     6.450%   2003                    8,000                7,992           7,747        (f)
          LIMESTONE ELCTN 144A              8.625%   2003                    5,000                5,000           5,041     (d)(f)
          MCN INV`T CORP MTN                6.890%   2002                    9,000                9,014           8,906        (f)
          NRG ENERGY P/C 144A               8.700%   2005                    8,000                7,991           7,954     (d)(f)
          NEW PARK RESOURCES                8.625%   2007                    2,500                2,523           2,194        (f)
          NEXTEL COMMUNICATION              9.375%   2009                    2,000                1,931           1,910        (f)
          NIAGARA MHWK PWR                  7.375%   2003                    3,000                3,068           2,958        (f)
          NORAM ENERGY CORP                 7.500%   2000                    5,000                4,999           5,001        (f)
          NORCEN ENERGY RES                 6.800%   2002                   10,000                9,991           9,778        (f)
          NOVACOR CHEMICALS                 6.500%   2000                   10,000                9,998           9,976        (f)
          OCCIDENTAL PETROLEUM              6.410%   2000                    5,000                4,999           4,978        (f)
          PP&L CAPITAL FDG MTN              7.750%   2005                    3,000                2,997           2,955        (f)
          PUBLIC SERV E&G CAP               6.800%   2002                   10,000               10,015           9,820     (d)(f)
          PUB SERVICE ELEC GAS              6.740%   2001                   12,000               12,000          11,933     (d)(f)
          PACIFIC GAS TRANS                 6.640%   2000                    5,000                5,000           5,000        (f)
          PRAXAIR INC                       6.750%   2003                    5,000                4,878           4,850        (f)
          QWEST COMMUNICATION               7.250%   2008                    3,000                3,000           2,867        (f)
          REPUBLIC SERVICES                 6.625%   2004                    5,000                4,979           4,653        (f)
          ROHM & HAAS                       6.950%   2004                   10,000                9,997           9,843        (f)
          SANTA FE SNYDER                   8.050%   2004                    2,000                1,980           1,961        (f)
          SMITH INT`L INC                   7.240%   2001                   10,000               10,000           9,972 (b)(d) (f)
          SPRINT CORP                       8.125%   2002                    5,000                5,081           5,036        (f)
          TELEPORT COMM                     9.875%   2006                    4,000                4,071           4,177        (f)
          TEXAS UTILITIES                   6.370%   2000                   10,000               10,000           9,972        (f)
          TOSCO CORP                        7.000%   2000                    5,000                5,000           4,993        (f)
          USX CORP                          7.200%   2004                   13,000               13,242          12,810        (f)
          USA WASTE SERVICES                6.500%   2002                   10,000                9,998           9,277        (f)
          US WEST CAP FDG                   6.875%   2001                   10,000                9,993           9,931        (f)
          VODAFONE AIRTCH 144A              7.625%   2005                    5,000                4,993           5,020     (d)(f)
          WILLIAMS COMM                    10.875%   2009                      500                  496             490        (f)
          WILLIAMS CO INC                   6.500%   2002                   12,000               11,995          11,707        (f)


PAGE 26
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------        -   -------       --------

          WORLDCOM INC                      7.875%   2003                    9,500                9,458           9,581        (f)
                                                                    ---------------      ---------------  --------------

     Total Public Utility                                                  316,645              316,650         310,041
                                                                    ---------------      ---------------  --------------

     Finance
          AG CAP SR NT FLT A                7.019%   2004                   20,000               19,986          19,075 (b)(d) (f)
          AT&T CAPITAL CORP                 6.900%   2002                   15,000               14,963          14,911        (f)
          ADVANTA MTG 98-1 A2               6.250%   2014                    1,459                1,459           1,451        (f)
          AERCO LDT S-1A CL C1              8.001%   2023                   13,378               13,247          12,776        (f)
          O`N`E` LOAN TRUST 97              7.233%   2007                   25,000               27,792          27,792 (b)(d) (f)
          ATHENA CBO FLT  AAA               6.841%   2010                   10,000                9,969          10,050     (d)(f)
          BANK OF AMERICA GBL               6.625%   2004                    5,000                4,992           4,845        (f)
          BANPONCE FIN CORP                 6.580%   2003                    5,000                4,991           4,846        (f)
          BISTRO TRST 1997-100              6.350%   2002                    7,000                6,991           6,862     (d)(f)
          BISTRO TRT 98-1000                6.580%   2001                   14,000               14,000          13,700     (d)(f)
          CAITHNESS COSO FUND               6.800%   2001                      821                  821             796        (f)
          CAPITAL ONE BANK                  6.375%   2003                    5,500                5,490           5,249        (f)
          CAPITAL ONE BANK                  7.711%   2003                   12,000               12,000          11,993        (f)
          CARAVELLE INV B FLTG              7.530%   2005                   17,500               17,500          16,732        (f)
          CARCO AUTO 97-1                   6.689%   2004                    6,114                6,114           6,091        (f)
          CATERPILLER FINANCE               6.875%   2004                    5,000                4,984           4,916        (f)
          CCMSC 1997-2 CLSS A1              6.450%   2004                    4,020                4,021           3,918        (f)
          CHASE 1999-AS2A H1                6.500%   2029                    9,168                9,190           8,782        (f)
          CHASE 99-S13 A1 CMO               6.500%   2014                    9,500                9,191           9,109        (f)
          COMMERCIAL CREDIT                 8.250%   2001                    9,000                8,972           9,096        (f)
          CONTI FINANCIAL CORP              8.375%   2003                    4,913                4,905             540     (e)(f)
          CONTI MTG HEL TRTA-6              6.690%   2016                   10,000                9,999           9,869        (f)
          CONTI 98-1 CLASS A5               6.430%   2016                   10,000                9,999           9,808        (f)
          DLJ CMC 99-CG3 A1-A               7.120%   2008                    9,648                9,693           9,559        (f)
          ML CLO SR98 DELANO-1              7.461%   2009                   10,500               10,479           8,145        (f)
          DEUTSCHE TELEKOM INT              7.750%   2005                   15,000               14,974          15,087        (f)
          DUKE REALTY                       7.300%   2003                    7,500                7,495           7,356        (f)
          ECH FUNDING 98-1 A-2              7.334%   2010                   19,000               19,000          16,720     (d)(f)
          EQUICREDIT 97-3 A6                6.610%   2021                    5,000                5,007           4,923        (f)
          ELAN PHARMACEUTICAL               8.430%   2002                   10,000               10,000           9,987 (b)(d) (f)
          FDIC 96-1C CLASS 1A               6.750%   2026                    2,258                2,257           2,248        (f)
          FMAC LLC 98-D CL A-1              6.111%   2019                    4,027                4,040           3,927     (d)(f)
          FINOVA CAP C MTN                  6.190%   2000                    3,000                3,006           2,927        (f)
          FBMS 93-2 CL B1 CMO               7.500%   2033                    5,723                5,854           5,684        (f)
          FIRST DOMINION CBO 1              7.391%   2013                   19,000               19,000          17,798     (d)(f)
          FIRST UNION CORP                  6.625%   2004                    3,000                2,992           2,871        (f)
          FULB 97-C1 A-1 MBS                7.150%   2004                    6,991                7,063           6,965        (f)
          FULB 97-C2 CLASS A1               6.479%   2004                    6,174                6,193           6,089        (f)
          FIRST USA DEP NT                  6.375%   2000                    5,000                4,999           4,989        (f)
          FIRSTPLUS 98-A-A NIM              2.000%   2023                    5,818                5,818           5,420 (b)    (f)
          GATX CAPITAL CORP                 6.500%   2000                    5,000                5,000           4,987        (f)
          GATX CAP CORP MTN                 6.360%   2002                    5,000                4,965           4,831        (f)
          GECMS 1998-4 A5                   6.750%   2028                   12,712               12,337          12,483        (f)
          GECMS 99-15 A1                    6.750%   2029                    8,883                8,613           8,635        (f)
          GMAC 96-C1 COMM MBS               6.790%   2003                    3,490                3,497           3,457        (f)
          GMAC 97-C2 A CMBS                 6.451%   2004                    4,163                4,175           4,039        (f)


PAGE 27
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------        -   -------       --------

          GS-96PROTECT LIFE A1              7.020%   2027                    4,414                4,484           4,358        (f)
          GREAT WESTERN FINL                6.375%   2000                    3,000                3,000           3,000        (f)
          GREENTREE EQ 96-B                 7.700%   2018                    7,424                7,519           7,104        (f)
          GREENPOINT BANK                   6.700%   2002                    9,250                9,270           9,033        (f)
          HELLER FINANCIAL                  6.440%   2002                    5,000                4,989           4,857        (f)
          HELLER FIN                        7.875%   2003                    5,000                4,992           4,985        (f)
          HOMESIDE LENDING                  6.875%   2002                   10,000                9,999           9,877        (f)
          HOUSEHOLD FIN MTN                 7.100%   2002                   10,000                9,997           9,918        (f)
          MSC 2000-HG C                     7.826%   2005                    2,500                2,500           2,502     (d)(f)
          INDOSUEZ CAP B-2 CLO              7.440%   2010                   16,500               16,500          15,348     (d)(f)
          IROQUOIS TRUST 97-1A              7.000%   2006                    2,374                2,375           2,357     (d)(f)
          IROQUOIS TRUST 97-2A              6.752%   2007                    8,440                8,432           8,256     (d)(f)
          LBCMT 98-C1 A-1 CMBS              6.330%   2004                    3,254                3,264           3,172        (f)
          LBCMT 98-C4 A1A CMBS              5.870%   2006                    4,559                4,576           4,340        (f)
          LONG ISL SAV BK                   7.000%   2002                    5,000                4,995           4,912        (f)
          MBNA AMER BANK NA                 7.540%   2001                   10,000                9,999           9,987
          MBNA CORP                         6.500%   2000                    5,000                5,000           4,990        (f)
          ML CBO14 98-E&P-1 FL              7.754%   2010                   11,000               11,000           3,850     (d)(f)
          MERCANTLE SAFE BK CD              7.400%   2002                    7,500                7,500           7,500        (f)
          ML CLO 98 PILG-3                  7.741%   2010                    7,500                7,453           5,865        (f)
          ML CBO 98 AIG-2 B-1               7.654%   2010                    6,500                6,477           2,600        (f)
          MONEYSTORE 97-A A6                7.210%   2021                    3,670                3,670           3,659        (f)
          JPMS 96-C2 CL A                   6.470%   2027                    2,521                2,531           2,453        (f)
          JPM 98-C6 A1 CMBS                 6.373%   2030                    2,927                2,936           2,863        (f)
          JPMC 99-C7 A1 CMBS                6.180%   2035                    9,427                9,469           9,006        (f)
          JPMC 2000-C9 A1                   7.590%   2032                    4,924                4,946           4,966        (f)
          MS CAP 1996-WFI MBS               7.233%   2006                   10,000               10,085          10,004        (f)
          MS CAP 1 1997-XL A-1              6.590%   2030                   13,798               13,840          13,497        (f)
          MS CAP 98-WF1 CMBS                6.250%   2007                    2,204                2,212           2,133        (f)
          MCF 96-MC2 CLS A1                 6.758%   2004                    8,075                8,107           7,960        (f)
          NSCOR 99-23 A1                    7.000%   2029                   11,117               10,866          10,908        (f)
          ORIX CR ALL 144A MTN              6.640%   2002                   16,000               16,000          15,640     (d)(f)
          OSPREY TRUST 144A                 8.310%   2003                    5,000                5,000           5,011     (d)(f)
          PAMCOIII CLO 98-1 B2              7.741%   2010                   19,000               19,000          13,615     (d)(f)
          BANK POPULAR N.A.                 6.625%   2002                   12,000               11,995          11,680        (f)
          PROVIDENT BANK                    6.125%   2000                    5,000                4,999           4,975
          PROVIDIAN 97-4-A CRD              6.250%   2007                   10,500               10,491          10,309        (f)
          PROVIDIAN NATL BANK               6.700%   2003                   13,000               12,994          12,432        (f)
          PHMS 1993-39 A8 SUPP              6.500%   2008                    6,504                6,398           6,353        (f)
          RFMSI 1998-S23 CL A1              6.000%   2028                   11,195               11,240          10,996        (f)
          RFMSI 98-S13 CL A23               6.750%   2028                    4,250                4,209           4,146        (f)
          RASC 99-KS1 AI4 ABS               6.390%   2027                    5,000                4,985           4,717        (f)
          SASCO 98-C3 CLASS B               7.360%   2001                    4,912                4,894           4,921     (d)(f)
          SL CMBS 97-C1 CLS A               6.875%   2004                   10,904               10,967          10,764     (d)(f)
          SBM7 2000-C1 A1                   7.460%   2033                   10,000                9,951           9,987        (f)
          SBMS VII 91-1 B1                  9.700%   2006                      107                  107             106        (f)
          SANWA BUS CREDIT MTN              7.250%   2001                   10,000                9,997          10,014 (b)(d) (f)
          SAXON 98-1 AF3 HEL                6.450%   2024                    1,239                1,239           1,230        (f)
          SAXON 95-1 BA2 ARM                7.664%   2025                      908                  922             917        (f)
          STRATG HOTEL99-C1 C               8.140%   2004                    5,000                5,000           5,000 (b)    (f)
          SIMSBURY IV FLTR CLO              8.887%   2011                    4,500                4,500           4,455 (b)    (f)


PAGE 28
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------        -   -------       --------

          SOMERS CBO FLT                    7.000%   2012                   11,000               10,933          11,028     (d)(f)
          SOVEREIGN BANCORP                10.250%   2004                    1,000                1,000             988        (f)
          SOVEREIGN BANK 144A              10.200%   2005                    4,750                4,750           4,750     (d)(f)
          GMPT 99-C1 D CMBS                 7.573%   2004                    3,000                3,000           3,013     (d)(f)
          TCW GEM II 144A FLT               7.810%   2012                   25,000               23,882          20,477     (d)(f)
          TRANS OCEAN CRP 144A              6.670%   2007                    8,216                8,184           8,086     (d)(f)
          UCFC 97-B CL A-4 ABS              6.940%   2023                    6,107                6,105           6,053        (f)
          UNIFRAX INVESTMENT               10.500%   2003                    5,000                5,019           4,675        (f)
          US BANCORP MTN J                  7.500%   2003                   10,000               10,000           9,979        (f)
          VAN KAMPEN CLOII LMT              7.420%   2008                    5,000                5,000           3,738     (d)(f)
          VANDERBILT 98-A A2                6.140%   2006                    1,839                1,839           1,827        (f)
          WESTO 2000-A A4                   7.410%   2007                   10,000                9,998          10,073        (f)
          WASHINGTON MUTUAL                 7.500%   2006                    1,400                1,392           1,360        (f)
          WAYLAND FUND                      7.790%   2004                    5,000                5,000           4,992 (b)(d) (f)
          WELLSFORD RESID PROP              7.250%   2000                    5,000                4,999           4,994        (f)
          ICI INVESTMENTS EMTN              6.750%   2002                   10,000               10,042           9,841        (f)
                                                                    ---------------      ---------------  --------------

     Total Finance                                                         876,469              877,047         831,736
                                                                    ---------------      ---------------  --------------

     Industrial
          AAF MCQUAY                        8.875%   2003                   10,000               10,076           8,600        (f)
          AGCO CORP                         8.500%   2006                    5,000                4,974           4,612        (f)
          AK STEEL CORP                     9.125%   2006                    3,000                3,055           2,872        (f)
          ADELPHIA COMM CORP                7.875%   2009                    1,600                1,600           1,344        (f)
          ADVANCED LIGHTING                 8.000%   2008                    1,000                1,007             700 (b)(d) (f)
          AMER AIRLINES LESSEE              6.400%   2008                    2,209                2,209           2,209 (b)(d) (f)
          AMER AIRLINES LESSEE              6.400%   2008                    1,888                1,888           1,888 (b)(d) (f)
          AMER AIRLINES LESSEE              6.400%   2008                    2,127                2,127           2,127 (b)(d) (f)
          AMER AIRLINES LESSEE              6.400%   2008                    2,317                2,317           2,317 (b)(d) (f)
          AMER AIRLINES LESSEE              6.400%   2008                      565                  565             565 (b)(d) (f)
          AMER AIRLINES LESSEE              6.400%   2008                      564                  564             564 (b)(d) (f)
          AMER AXLE & MFG INC               9.750%   2009                    2,000                1,986           1,905        (f)
          AMERICAN STANDARD                 7.375%   2008                    2,000                1,903           1,825        (f)
          AMERICAN STANDARD                 7.375%   2005                    1,000                  984             926        (f)
          AMERISERVE FOOD SER              10.125%   2007                    3,000                3,075              90     (e)(f)
          ANTENNA TV SA                     9.000%   2007                    5,000                4,922           4,544        (f)
          AON CORP                          6.900%   2004                    3,000                2,997           2,883        (f)
          APPLIED MATERIALS                 6.650%   2000                    5,000                5,000           4,995        (f)
          ARGO-TECH CORP                    8.625%   2007                    2,000                2,000           1,400        (f)
          AVIATION SALES                    8.125%   2008                    2,000                1,996           1,160     (e)(f)
          BALL CORPORATION                  7.750%   2006                    2,000                1,999           1,870        (f)
          BECKMAN INSTRUMENTS               7.100%   2003                    5,000                5,000           4,778        (f)
          A.H. BELO                         6.875%   2002                   17,885               18,108          17,382        (f)
          BLACK & DECKER                    7.500%   2003                   10,000               10,203           9,891        (f)
          BURLINGTON NORTHERN               6.375%   2005                    5,000                4,998           4,697
          CSC HOLDINGS INC                  7.875%   2007                    1,500                1,389           1,451        (f)
          CSX CORP                          7.050%   2002                   10,000                9,997           9,837        (f)
          CSX CORP MTN                      7.365%   2002                    5,000                4,998           4,997        (f)
          REYNOLDS METALS CAN               6.625%   2002                   11,700               11,743          11,581        (f)
          CANANDAIGUA BRANDS                8.500%   2009                    1,000                1,000             928        (f)
          CANANDAIGUA WINE                  8.625%   2006                    1,000                  988             988        (f)


PAGE 29
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------        -   -------       --------

          CAPSTAR HOTEL                     8.750%   2007                    3,000                2,997           2,662        (f)
          CHARTER COMM HLDGS                8.250%   2007                    2,000                1,995           1,770        (f)
          CHIQUITA BRANDS INTL             10.250%   2006                    3,000                2,987           2,340        (f)
          CINEMARK USA INC                  8.500%   2008                    2,000                1,996             930        (f)
          CLEAR CHANNEL COMM                7.312%   2002                    5,000                5,000           5,000        (f)
          COLTEC INDUSTRIES                 7.500%   2008                    2,000                1,997           1,885        (f)
          COMCAST CABLE                     8.125%   2004                   10,000                9,994          10,235        (f)
          COMDISCO CORP                     5.950%   2002                   10,000                9,999           9,492        (f)
          CONTAINER CORP AMER               9.750%   2003                    4,000                3,988           3,980        (f)
          CONT'L CABLEVISION                8.300%   2006                    4,000                3,991           4,096 (b)(d)
          COX ENTERPRISES 144A              6.625%   2002                   25,000               24,960          24,584 (b)(d) (f)
          CROWN CORK & SEAL                 6.750%   2003                   14,950               14,987          13,933        (f)
          DR HORTON                         8.000%   2009                    2,000                1,990           1,720        (f)
          DAIMLERCHRYSLER HLDG              7.125%   2003                   10,000                9,991           9,953        (f)
          TARGET CORP                       6.400%   2003                   10,000                9,987           9,806        (f)
          TARGET CORP                       6.800%   2001                    5,000                5,000           4,974        (f)
          DIAGEO CAPITAL PLC                6.625%   2004                    6,000                5,995           5,841        (f)
          DOMAN INDUSTRIES LTD              9.250%   2007                    3,000                3,011           2,190        (f)
          DOMINO`S INC                     10.375%   2009                    2,000                2,013           1,855        (f)
          DURA OPERATING CO                 9.000%   2009                    3,000                3,040           2,647        (f)
          BERGEN BRUNSWIG(DUR)              7.000%   2006                   20,000               20,010          16,124        (f)
          ERAC USA 144A                     6.950%   2004                    9,000                9,084           8,600     (d)(f)
          EMMIS COMM CORP                   8.125%   2009                    2,000                2,017           1,820        (f)
          ENERGIZER HOLDINGS                7.860%   2005                    7,000                7,000           6,688 (b)(d) (f)
          EXIDE CORP                       10.000%   2005                    3,000                3,019           2,655        (f)
          EXTENDICARE HLTH SER              9.350%   2007                    1,000                1,000             420        (f)
          EYE CARE CENTERS                 10.593%   2008                    2,000                2,000           1,140        (f)
          FEDDERS N. AMERICA                9.375%   2007                    3,000                3,013           2,816        (f)
          FEDERAL-MOGUL                     8.800%   2007                    4,000                3,991           3,063        (f)
          FORD MOTOR CREDIT                 6.375%   2000                   10,000               10,008           9,983
          FORD MTR CRED-GLOBAL              6.700%   2004                    5,000                4,993           4,844        (f)
          GATC                              6.320%   2000                   10,000               10,000           9,966        (f)
          GENESIS HEALTHC 9.25              0.000%   2006                    5,000                5,000             550     (e)(f)
          GIANT INDUSTRIES                  9.000%   2007                    5,000                5,000           4,500        (f)
          GOODYEAR TIRE                     8.125%   2003                    5,000                5,016           5,029        (f)
          GRAHAM PACKAGING FLT              9.224%   2008                    1,500                1,500           1,260        (f)
          HASBRO INC                        7.950%   2003                   15,000               14,969          15,054        (f)
          HAYES WHEELS INT'L                9.125%   2007                    3,000                3,005           2,677        (f)
          HAYES WHEELS INT`L                9.125%   2007                    1,000                1,000             905        (f)
          HERITAGE MEDIA                    8.750%   2006                    4,500                4,566           4,432        (f)
          ITT CORP                          6.250%   2000                    5,000                4,985           4,954        (f)
          ISPMEX 144A LIQUID               10.125%   2003                    3,298                3,298           3,232     (d)(f)
          INTEGON CORP                      9.500%   2001                    2,000                1,994           2,040
          INT`L GAME TECH                   7.875%   2004                    2,000                1,985           1,920        (f)
          INTL PAPER CO 144A                8.000%   2003                   10,000                9,976          10,053     (d)(f)
          INT`L SHIPHOLDING                 7.750%   2007                    2,000                1,992           1,700        (f)
          INTERPOOL INC                     6.625%   2003                   12,500               12,491          11,393        (f)
          JONES APPAREL                     7.500%   2004                    3,000                2,994           2,927        (f)
          JONES APPAREL                     7.875%   2006                    2,000                1,994           1,921        (f)
          K-III COMM PUT/96                 8.500%   2006                    5,000                4,986           4,712        (f)
          KAUFMAN & BROAD HOME              7.750%   2004                    3,000                2,984           2,715        (f)


PAGE 30
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

          KROGER CO                         8.150%   2006                    4,000                4,004           3,988        (f)
          LTV CORPORATION                   8.200%   2007                    4,000                3,980           2,920 (b)(d) (f)
          LAMAR MEDIA CORP                  8.625%   2007                    5,000                5,005           4,800        (f)
          LGETT&PLATT MTN SERD              7.185%   2002                   10,000                9,977          10,031     (d)(f)
          MJD COMMUNICATIONS               10.800%   2008                    3,000                3,000           2,827        (f)
          MARK IV                           7.500%   2007                    3,000                2,988           2,296        (f)
          MEDIAONE GROUP INC                6.850%   2002                   15,500               15,497          15,328        (f)
          FRED MEYERS INC                   7.150%   2003                    5,000                4,994           4,895        (f)
          MULTICARE CO                      9.000%   2007                    4,000                4,010             240     (e)(f)
          MURRIN-MURRIN 144A                9.125%   2005                    1,520                1,520           1,319 (b)(d) (f)
          MURRIN-MURRIN 144A                9.125%   2005                    2,280                2,280           1,978 (b)(d) (f)
          NCI BUILDING SYSTEMS              9.250%   2009                    2,000                2,027           1,860        (f)
          NEWPORT NEWS CORP                 8.625%   2006                    1,000                  995             980        (f)
          NORFOLK SOUTHERN                  6.950%   2002                   15,000               15,093          14,792        (f)
          NORTEK INC                        9.125%   2007                    2,500                2,518           2,325        (f)
          OFFSHORE LOGISTICS                7.875%   2008                    2,000                2,004           1,800        (f)
          ORANGE PLC                        8.000%   2008                    1,000                1,041             990        (f)
          PACKAGING CORP                    9.625%   2009                    2,000                2,015           1,992        (f)
          PARACELSUS HEALTH                10.000%   2006                    5,000                5,042           1,100     (e)(f)
          PARAMOUNT COMMUN                  5.875%   2000                    5,350                5,348           5,341        (f)
          PARK-OHIO INDUSTRIES              9.250%   2007                    1,000                1,003             880        (f)
          PARK PLACE ENTERTAIN              7.875%   2005                    1,000                  954             940        (f)
          PENNEY J.C. & CO                  7.250%   2002                   10,000                9,998           9,540        (f)
          PILLOWTEX CORP                    9.000%   2007                    1,750                1,772             612        (f)
          PRINTPACK INC                     9.875%   2004                    2,500                2,500           2,387        (f)
          PULTE CORP                        9.500%   2003                   13,000               13,000          13,036     (d)(f)
          QUAKER OATS                       6.940%   2003                    1,500                1,502           1,477        (f)
          RITE AID CORP                     6.700%   2001                    5,000                5,000           4,450        (f)
          ROLLINS TRUCK                     6.875%   2001                    5,000                5,000           4,941        (f)
          RYERSON TULL INC                  8.500%   2001                    5,000                5,000           4,954        (f)
          S C INTERNATIONAL                 9.250%   2007                    5,000                5,020           4,600        (f)
          SAFECO CORPORATION                7.875%   2003                    7,000                6,981           6,985        (f)
          SAKS INC                          7.000%   2004                    5,000                4,980           4,486        (f)
          SCOTTS COMPANY 144A               8.625%   2009                    2,000                1,932           1,900     (d)(f)
          SEA CONTAINERS LTD                7.875%   2008                    2,000                2,000           1,260        (f)
          SEQUA CORP                        9.000%   2009                    2,000                1,987           1,920        (f)
          SMITHFIELD FOODS INC              7.625%   2008                    2,000                1,994           1,790        (f)
          STENA AB                         10.500%   2005                    3,000                3,000           2,910
          SUN MICROSYSTEMS INC              7.000%   2002                    4,000                3,999           3,973        (f)
          SUPERVALU INC                     7.625%   2004                    5,000                4,995           4,977        (f)
          SUPERVALU INC                     6.500%   2000                    5,000                5,000           4,994        (f)
          TTX COMPANY 144A                  7.020%   2001                   10,000               10,000          10,025 (b)(d) (f)
          TEEKAY SHIPPING CORP              8.320%   2008                    3,000                3,023           2,760        (f)
          TELEWEST PLC                      9.625%   2006                    2,000                2,000           1,870
          TEMBEC INC                        8.625%   2009                    1,500                1,503           1,425        (f)
          TENET HEALTHCARE CO               8.625%   2003                    3,000                2,995           2,955        (f)
          TEXTRON INC                       6.375%   2004                    3,000                2,987           2,861        (f)
          TITAN WHEEL INT`L IN              8.750%   2007                    4,100                4,084           2,542        (f)
          TRICO MARINE SERVICE              8.500%   2005                    2,250                2,242           2,115        (f)
          TYCO INT`L P/C                    6.250%   2003                   10,000                9,970           9,548        (f)
          TYSON FOODS                       6.410%   2000                   10,000               10,000           9,985        (f)


PAGE 31
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

          U. S. CAN CORP                   10.125%   2006                    1,000                1,005           1,029        (f)
          US INDUSTRIES                     7.125%   2003                    6,000                5,987           5,867        (f)
          UNION PACIFIC CORP                7.328%   2002                   12,000               12,000          11,989        (f)
          UNION TANK CAR                    6.500%   2008                    4,407                4,401           4,222        (f)
          UNITED AIR 1991A-1                9.200%   2008                    3,950                3,783           4,134
          UNITED STATIONERS                 8.375%   2008                    1,000                1,000             915        (f)
          VIACOM INC                        6.750%   2003                    5,000                4,998           4,911
          WCI STEEL INC                    10.000%   2004                    2,000                2,008           1,860        (f)
          WESTINGHOUSE AIR                  9.375%   2005                    2,250                2,304           2,171        (f)
          WESTPOINT STEVENS                 7.875%   2005                    4,000                4,084           3,340        (f)
          AMER AIRLINES LESSE               6.400%   2008                    1,122                1,122           1,122 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                    1,122                1,122           1,122 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                    1,122                1,122           1,122 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                      586                  586             586 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                      587                  587             587 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                      789                  789             789 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                      788                  788             788 (b)(d) (f)
          AMER AIRLINES LESSE               6.400%   2008                      789                  789             789 (b)(d) (f)
          WORLD COLOR PRESS                 8.375%   2008                    3,000                3,000           2,898        (f)
          ASTRON CBO FLT BAA3               8.283%   2010                   17,500               17,500          15,706     (d)(f)
                                                                    ---------------      ---------------  --------------

     Total Industrial                                                      715,865              716,190         662,759
                                                                    ---------------      ---------------  --------------

     Total Other Bonds and Notes                                         2,786,397            2,777,473       2,661,275
                                                                    ---------------      ---------------  --------------

     TOTAL BONDS AND NOTES                                               2,786,762            2,777,834       2,661,637
                                                                    ---------------      ---------------  --------------



     PREFERRED STOCK

     Public Utility
          AMERICAN WTRWRKS $25              8.500%   2000                      800               20,000          20,200 (b)(d)
          AMERITECH NZ A $100               7.040%   2001                       40                4,047           4,071     (d)(f)
          APPALACHIAN PWR $100              6.850%   2004                       30                3,002           3,047
          APPALACHIAN PWR $100              5.900%   2008                       10                  997             990        (f)
          APPALACHIAN PWR $100              5.920%   2008                       11                1,091           1,094
          ATLANTIC CITY EL 100              7.800%   2006                       90                8,991           9,101
          AVISTA CORP PFD 6.95              6.950%   2007                       58                5,762           5,772
          BELL ATLANTIC NZ144A              7.080%   2001                       25                2,576           2,601     (d)(f)
          BELL ATL NZ$100 144A              5.800%  2004                       100               10,000           9,959     (d)
          BOSTON EDISON $100                8.000%   2001                       90                9,000           9,259
          CENTRAL ILL LT $100               5.850%   2008                       65                6,505           6,098
          CON EDISON $100 SR J              6.125%   2002                      150               15,017          14,986
          DUKE ENERGY $100 V                6.400%   2002                       30                3,000           2,962
          DUKE ENRGY $100 SR U              6.300%   2001                       30                3,000           2,978
          DUKE ENRGY $100 SR T              6.200%   2000                       30                3,000           3,010
          DUKE ENRGY 1992D $25              6.200%   2001                      200                5,000           4,969
          DUKE ENRGY 1992C $25              6.100%   2000                      250                6,250           6,289
          EASTERN EDISON $100               6.625%   2008                      210               20,926          20,042
          ENTERGY LA INC PFD                8.000%   2001                       70                7,000           7,079


PAGE 32
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

          GREEN MTN PWR CL-D/3              8.625%   2000                       14                1,400           1,400 (b)(d)
          INDIANA MICH POWER                6.300%   2009                       52                5,223           5,013
          IND MICH POWER $100               6.250%   2009                       20                2,004           1,914        (f)
          INDIANA MICHIGAN PWR              5.900%   2009                       33                3,140           3,025
          JERSEY CENTRAL P&L                8.650%   2005                      110               11,210          11,392
          LOUISVILLE G&E PFD                5.875%   2008                       12                1,198           1,194        (f)
          MIDAMERICAN ENERGY                7.800%   2006                       73                7,536           7,543
          MN P&L 144A  6.70                 6.700%   2002                      100               10,000          10,025 (b)(d)
          NIAGARA MOHAWK $50                6.905%   2004                      100                5,000           4,881        (f)
          NO IND PUB SERV $100              8.850%   2003                       16                1,574           1,581 (b)(d)
          NO IND PUB SERV $100              6.500%   2002                      115               11,715          11,475        (f)
          NORTHWEST NAT GA 100              6.950%   2002                      170               17,057          17,335
          OHIO POWER CO $100                5.900%   2009                       36                3,543           3,428
          OHI PWR CO $100                   6.020%   2008                       10                  992             960
          OHIO PWR CO $100                  6.350%   2008                        5                  504             492
          OTTER TAIL PWR $100               6.300%   2007                      180               18,000          17,218
          PECO ENERGY                       6.120%   2003                       96                9,607           9,513
          PACIFIC GAS & ELEC                6.300%   2009                      120                2,965           2,986        (f)
          PACIFIC GAS & ELEC                6.570%   2007                      718               17,986          18,005
          PACIFICORP $100 PAR               7.700%   2001                      150               15,000          15,469
          POTOMAC ELEC PWR $50              6.800%   2007                      161                7,967           8,181
          PUBLIC SER ELEC & GA              5.970%    2008                       6                  610             551        (f)
          ROCHESTER G&E $100                6.600%   2009                      100               10,090          10,088
          SAN DIEGO G&E $25                 1.7625%  2008                       60                1,568           1,370        (f)
          SO CA EDISON $100                 6.050%   2008                       45                4,499           4,402        (f)
          SO CA EDISON $100                 6.450%   2002                      220               22,110          21,810
          SO INDIANA G&E 100                6.500%   2002                       75                7,500           7,500 (b)(d)
          TXU ELECTRIC CO                   6.375%   2008                       54                5,419           5,351
          TXU ELECTRIC CO                   6.980%   2008                       50                5,000           5,016
          UBS PRIVATE SER H                 5.040%   2002                       15               15,000          14,625 (b)(d) (f)
          VIRGINIA ELEC & PWR               6.350%   2000                      201               20,122          20,227
                                                                    ---------------      ---------------  --------------

     Total Public Utility                                                    5,405              380,706         378,472
                                                                    ---------------      ---------------  --------------

     Finance
          ABN AMRO NA FRAP                  5.940%                              15               15,000          12,379     (d)(f)
          CHASE MANHAT FRAP                 4.960%                             150                7,500           7,130        (f)
          CITIGROUP FRAP 5.86%              5.680%                             150                7,782           7,359        (f)
          COMERICA FRAP                     6.840%                             150                7,797           7,589        (f)
          EURO AMER BANK FRAP               5.840%                              10               10,000          10,034        (f)
          FLEET FIN 6.59% FRAP              6.590%                             130                6,662           6,529        (f)
          MORGAN STANLEY GROUP              5.910%                             100                5,000           4,938        (f)
          PNC FINL SERV GROUP               6.050%                             440               22,160          22,014        (f)
          WELLS FRGO FRAP SERH              6.590%                             432               22,108          21,762        (f)
                                                                    ---------------      ---------------  --------------

     Total Finance                                                           1,577              104,009          99,733
                                                                    ---------------      ---------------  --------------







PAGE 33
                                                                      Bal Held at
                                                                      6/30/2000
                                                                       Principal Amt
                                                                      of Bonds & Notes        Cost          Value at
                                                                          or                 (Notes        6/30/2000
Issuer Name and Issue Title                                          # of Shares             a & c)        (Note a)
---------------------------                                         -------------            -------       --------

     Industrial
          NORTHBROOK HLDG 1000              6.600%   2001                       10               10,000           9,944 (b)(d) (f)
          WHIRLPOOL FIN $100 B              6.550%   2008                      180               18,074          18,056     (d)
          WHIRLPOOL FINL PFD                6.090%   2002                       37                3,693           3,702 (b)(d) (f)
                                                                    ---------------      ---------------  --------------

     Total Industrial                                                          227               31,767          31,703
                                                                    ---------------      ---------------  --------------

     TOTAL PREFERRED STOCK                                                   7,208              516,481         509,907
                                                                    ---------------      ---------------  --------------



TOTAL Investments in Securities of Unaffiliated Issuers                                       3,294,315       3,171,544
TOTAL Reserve for Possible Losses on Corporate Issues                                             8,720               0
                                                                                         ---------------  --------------

                                                                                              3,285,595       3,171,544
                                                                                         ===============  ==============

NOTES:

a) See Notes 1 and 3 to the financial statements regarding determination of cost and fair values.

b) In the absence of market quotations, securities are valued by American Express Certificate Company at fair value.

c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $3,293,706.

d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold. Also see Note 3B to financial statements.

e) Non-income producing securities.

f) Securities classified as available for sale and carried at fair value on the balance sheet. Also see Notes 1 and 3A to financial statements.

September 21, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn: Document Control - EDGAR
Washington, D.C.  20549-1004

RE:     American Express Certificate Company
        2000 Semi-Annual Report

Ladies and Gentlemen:

On behalf of the above-referenced registrant, I am filing electronically the 2000 Semiannual Report for the six-month period ended June 30, 2000.

This report is being filed with the Commission consistently with Section 30(e) of the Investment Company Act of 1940 and Rule 30b2-1.

If you have any questions, please contact me at (612) 671-4085.

Thank you.

Sincerely,




/s/ Monica P Vickman
Monica P Vickman
General Counsel

MPV/lal